Warrants	6 Months Ended
Jun. 30, 2023
Warrants
Warrants

15. Warrants

A continuity of the Company’s outstanding share purchase warrants for the six months ended June 30, 2023 and the year ended December 31, 2022 is presented below:

	Number of warrants	Weighted average exercise price
Outstanding, December 31, 2021	7,844,329	$0.10
Issued	105,055,189	0.34
Exercised	(10,926,828)	0.13
Expired	(35,001)	0.07
Outstanding, December 31, 2022	101,937,689	$0.34
Issued	26,530,000	0.38
Exercised	(25,000)	0.09
Expired	(50,000)	0.32
Outstanding, June 30, 2023	128,392,689	$0.36

At June 30, 2023, the Company had the following outstanding share purchase warrants:

Outstanding	Exercise Price	Expiry Date
21,705,438	0.45 CAD	March 15, 2024
3,383,939	0.45 CAD	March 16, 2024
2,954,545	0.45 CAD	March 17, 2024
10,614,123	0.45 CAD	March 18, 2024
21,431,754	0.45 CAD	March 24, 2024
2,653,000	0.45 CAD	March 28, 2024
25,005,000	0.50 CAD	April 20, 2025
1,500,000	0.50 CAD	June 29, 2025
37,643,450	0.50 CAD	June 29, 2025
1,501,440	0.31 CAD	June 29, 2025
128,392,689

As at June 30, 2023, the weighted average remaining contractual life of outstanding warrants is 1.37 years (December 31, 2022 – 1.71 years).

The Company had previously warrants in connection with private placements, or debt settlements where the exercise price of such warrants was denominated in USD. As such the warrants were classified as derivate liabilities. As at June 30, 2023, the fair value of the warrants were remeasured at $Nil as all the warrants had expired. The Company recognized a gain on the fair value change of $4,827 (2022 - loss of $356,200) for the six months ended June 30, 2023.

The following is a continuity of the Company’s derivative warrant liability:

Total
Balance, December 31, 2021	$472,899
Effect of change in functional currency	(309,006)
Exercise of warrants	(822,950)
Change in fair value of derivative	686,504
Foreign currency translation	(22,620)
Balance, December 31, 2022	$4,827
Change in fair value of derivative	(4,827)
Balance, June 30, 2023	$-

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2023 and 2022

(Expressed in U.S. dollars)

(Unaudited)